Organization and Nature of Operations - Subsidiaries (Details)	Sep. 30, 2021
Nio Nextev Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Nio Gmbh [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Holding Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Co., Ltd. ("NIO SH") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Automobile (Anhui) Co., Ltd. ("NIO AH") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Automobile Technology (Anhui) Co., [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Financial Leasing Co., Ltd. ("NIO Leasing") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO USA, Inc. ("NIO US") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT Limited ("XPT") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Performance Engineering Limited ("NPE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Sport Limited ("NIO Sport") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT Technology Limited ("XPT Technology") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT Inc. ("XPT US") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT (Jiangsu) Investment Co., Ltd. ("XPT Jiangsu") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Shanghai XPT Technology Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT (Nanjing) E-Powertrain Technology Co., Ltd. ("XPT NJEP") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XPT (Nanjing) Energy Storage System Co., Ltd. ("XPT NJES") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Power Express Limited ("PE HK) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Nio User Enterprise Limited ("UE HK") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Sales and Services Co., Ltd. ("UE CNHC") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Wuhan NIO Energy Co., Ltd. ("PE WHJV") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. ("XPT NJWL") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	50.00%
XPT (Jiangsu) Automotive Technology Co., Ltd. ("XPT AUTO") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%